HSBC Holdings statement of changes in equity - USD ($) $ in Millions	Total		Other equity interest		Retained earnings		Merger and other reserves		HSBC Holdings		HSBC Holdings Called up share capital		HSBC Holdings Share premium	HSBC Holdings Other equity interest		HSBC Holdings Retained earnings	[4]	HSBC Holdings Merger and other reserves
Equity beginning of period at Dec. 31, 2019	$ 192,668		$ 20,871		$ 136,679	[1],[2]	$ 27,370	[2],[3]	$ 145,044		$ 10,319		$ 13,959	$ 20,743		$ 62,484		$ 37,539
Profit for the year	6,099				5,229	[1],[2]			4,085							4,085
Other comprehensive income/(expense) for the year, net of tax	8,409				1,118	[1],[2]			176							176
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	167				167	[1],[2]			176							176
Total comprehensive income/(expense) for the year	14,508				6,347	[1],[2]			4,261							4,261
Shares issued under employee share plans	7				(339)	[1],[2]			539		28		318			2,540		(2,347)
Capital securities issued	1,497	[5]	1,500	[5]	(3)	[1],[2],[5]			1,485					1,500		(15)
Dividends to shareholders	(2,023)				(1,331)	[1],[2]			(1,331)							(1,331)
Redemption of capital securities	(1,450)	[6]			(1,450)	[1],[2],[6]			(1,450)							(1,450)
Transfers	0	[7]			435	[1],[2],[7]	(435)	[2],[3],[7]	0	[8]						435	[8]	(435)	[8]
Other movements	(646)		43		(200)	[1],[2]			(1,748)	[9]				171	[9]	(1,919)	[9]
Equity end of period at Dec. 31, 2020	204,995		22,414		140,572	[1],[2]	26,935	[2],[3]	146,800		10,347		14,277	22,414		65,005		34,757
Profit for the year	14,693				13,917	[1],[2]			10,834							10,834
Other comprehensive income/(expense) for the year, net of tax	(4,967)				661	[1],[2]			267							267
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	531				531	[1],[2]			267							267
Total comprehensive income/(expense) for the year	9,726				14,578	[1],[2]			11,101							11,101
Shares issued under employee share plans	18				(336)	[1],[2]			251		29		325			(103)		0
Capital securities issued	1,996	[5]	2,000	[5]	(4)	[1],[2],[5]			1,980					2,000		(20)
Cancellation of shares	(2,004)	[10]			(2,004)	[1],[2],[10]	60	[2],[3],[10]	(2,004)	[11]	(60)	[11]				(2,004)	[11]	60	[11]
Dividends to shareholders	(6,383)				(5,790)	[1],[2]			(5,790)							(5,790)
Redemption of capital securities	(2,000)	[6]	(2,000)	[6]					(2,000)					(2,000)
Transfers	0	[7]			(3,065)	[1],[2],[7]	3,065	[2],[3],[7]	0	[8]						(3,065)	[8]	3,065	[8]
Other movements	(38)		0		40	[1],[2]			(8)	[9]						(8)	[9]
Equity end of period at Dec. 31, 2021	206,777		22,414		144,458	[1],[2]	30,060	[2],[3]	150,330		10,316		14,602	22,414		65,116		37,882
Profit for the year	16,670				16,035	[1],[2]			12,357							12,357
Other comprehensive income/(expense) for the year, net of tax	(17,301)				1,368	[1],[2]	174		326							326
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	1,922				1,922	[1],[2]			326							326
Total comprehensive income/(expense) for the year	(631)				17,403	[1],[2]	174		12,683							12,683
Shares issued under employee share plans	0				(67)	[1],[2]			(94)		5		62			(161)
Capital securities issued									0					0		0
Cancellation of shares	(1,000)	[10]			(1,000)	[1],[2],[10]	174	[2],[3],[10]	(1,001)	[11]	(174)	[11]				(1,001)	[11]	174	[11]
Dividends to shareholders	(6,970)				(6,544)	[1],[2]			(6,544)							(6,544)
Redemption of capital securities	(2,266)	[6]	(2,668)	[6]	402				(2,266)					(2,668)		402
Transfers	0	[7]			(2,499)	[1],[2],[7]	2,499	[2],[3],[7]	0	[8]						(2,499)	[8]	2,499	[8]
Other movements	(282)		0		(485)	[1],[2]	304		0							0
Equity end of period at Dec. 31, 2022	$ 196,028		$ 19,746		$ 152,068	[1],[2]	$ 33,211	[2],[3]	$ 153,108		$ 10,147		$ 14,664	$ 19,746		$ 67,996		$ 40,555

[1]	At 31 December 2022, retained earnings included 554,452,437 treasury shares (2021: 558,397,704; 2020: 509,825,249). These include treasury shares held within HSBC’s insurance business’s retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Markets and Securities Services.
[2]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.
[3]	Statutory share premium relief under section 131 of the Companies Act 1985 was taken in respect of the acquisition of HSBC Bank plc in 1992, HSBC Continental Europe in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC Continental Europe and $12,768m in respect of HSBC Finance Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited, following a number of intra-Group reorganisations. During 2009, pursuant to section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve.
[4]	At 31 December 2022, retained earnings included 331,874,221 ($2,615m) treasury shares (2021: 329,871,829 ($2,542m); 2020: 326,766,253 ($2,521m)).
[5]	In 2021, HSBC Holdings issued $2,000m of additional tier 1 instruments on which there were $4m of external issue costs. In 2020, HSBC Holdings issued $1,500m of additional tier 1 instruments.
[6]	During 2022, HSBC Holdings redeemed €1,500m 5.250% perpetual subordinated contingent convertible capital securities and SGD1,000m 5.875% perpetual subordinated contingent convertible capital securities. For further details, see Note 32. In 2021, HSBC Holdings redeemed $2,000m 6.875% perpetual subordinated contingent convertible capital securities. In 2020, HSBC Holdings called and later redeemed $1,450m 6.20% non-cumulative US dollar preference shares.
[7]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2020, an impairment of $435m was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings. During 2022 and 2021, part-reversals of these impairments resulted in transfers from retained earnings back to the merger reserve of $2,499m and $3,065m respectively.
[8]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2022, a part-reversal of this impairment resulted in a transfer from retained earnings back to the merger reserve of $2,499m (2021: $3,065m). At 31 December 2020, an additional impairment of $435m was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings.
[9]	Includes an adjustment to retained earnings for a repayment of capital by a subsidiary of $1,650m, which had been recognised as dividend income in 2019.
[10]	For further details, see Note 32. In October 2021, HSBC announced a share buy-back of up to $2.0bn, which was completed in April 2022. Additionally, HSBC announced a share buy-back of up to $1.0bn in February 2022, which concluded on 28 July 2022.
[11]	On 26 October 2021, HSBC announced a share buy-back of up to $2.0bn, which was completed on 20 April 2022.3 On 3 May 2022, HSBC announced a share buy-back of up to $1.0bn, which was completed on 28 July 2022.